Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets-noncurrent:
Other assets and other accrued liabilities	$ 257	$ 188
Tax loss carryforwards	124	36
Total deferred tax assets-noncurrent	381	224
Valuation allowance	0	(36)
Total deferred tax assets, net	381	188
Deferred tax liabilities-noncurrent:
Goodwill and other intangibles	0	(2)
Accrued expenses and other liabilities	(7)	(34)
Property, plant and equipment	(530)	(533)
Inventories and other assets	(31)	(33)
Total deferred tax liabilities-noncurrent	(568)	(602)
Net deferred tax liability	$ (187)	$ (414)